Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Fair Value Of Financial Assets And Financial Liabilities And Risk Management [Abstract]
Schedule of significant financial instruments measured at fair value by level within the fair value hierarchy	The following table sets out the Group’s significant financial instruments measured at fair value by level within the fair value hierarchy:

Figures in million - SA rand	2023			2022			2021
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets measured at fair value
Environmental rehabilitation obligation funds	5,080	847	—	4,528	778	—	4,477	725	—
Trade receivables — PGM concentrate sales	—	3,407	—	—	3,564	—	—	3,794	—
Trade receivables — Zinc provisional price sales	—	108	—	—	—	—	—	—	—
Other investments	1,652	—	1,233	2,320	—	855	3,143	—	224
Asset held for sale	—	—	—	—	—	—	—	280	—
Palladium hedge contract	—	—	—	—	50	—	—	286	—
Financial liabilities measured at fair value
Derivative financial instrument	—	3,810	—	—	—	—	—	—	—
Gold hedge contracts	—	140	—	—	—	—	—	—	—
Zinc hedge contracts	—	33	—	—	—	—	—	—	—
Contingent consideration	—	—	1,570	—	—	—	—	—	—
The below table summarises the movement in financial assets and financial liabilities classified as level 3 in the table above:

Figures in million - SA rand	2023	2022	2021
Financial assets measured at fair value
Balance at beginning of the year	855	224	244
Fair value movement recognised in profit or loss	108	152	—
Fair value movement recognised in other comprehensive income	(59)	(8)	(29)
Additions	323	483	—
Foreign currency translation	6	4	9
Balance at end of the year	1,233	855	224

Financial liabilities measured at fair value
Initial recognition	1,433	—	—
Fair value movement recognised in profit or loss	137	—	—
Balance at end of the year	1,570	—	—

Schedule of liquidity risk	The following are contractually due, undiscounted cash flows resulting from maturities of financial liabilities including interest payments:

Figures in million – SA rand	Total	Within one year	Between one and two years	Between two and three years	Between three and five years	After five years
31 December 2023
Other payables	12,757	2,203	188	277	477	9,612
Trade and other payables	11,678	11,678	—	—	—	—
Borrowings
- Capital
R5.5 billion RCF	4,000	4,000	—	—	—	—
US$ Convertible Bond	9,285	9,285	—	—	—	—
2026 and 2029 Notes	22,284	—	—	12,535	—	9,749
Burnstone Debt	145	—	—	—	145	—
Other borrowings	40	11	5	5	10	9
Franco-Nevada liability	3	3	—	—	—	—
Stillwater Convertible Debentures	4	4	—	—	—	—
- Interest	17,328	1,339	941	876	1,049	13,123
Total	77,524	28,523	1,134	13,693	1,681	32,493
31 December 2022
Other payables	11,201	4,050	201	467	986	5,497
Trade and other payables	10,893	10,893	—	—	—	—
Borrowings
- Capital
2026 and 2029 Notes	20,436	—	—	—	11,495	8,941
Burnstone Debt	132	—	25	107	—	—
Other borrowings	41	9	7	4	8	13
Franco-Nevada liability	2	2	—	—	—	—
Stillwater Convertible Debentures	4	4	—	—	—	—
- Interest	13,412	862	865	868	1,344	9,473
Total	56,121	15,820	1,098	1,446	13,833	23,924
31 December 2021
Other payables	12,661	4,915	3,062	441	557	3,686
Trade and other payables	10,443	10,443	—	—	—	—
Borrowings
- Capital
2026 and 2029 Notes	19,129	—	—	—	10,760	8,369
Burnstone Debt	1,158	—	—	—	—	1,158
Franco-Nevada liability	2	2	—	—	—	—
Stillwater Convertible Debentures	4	4	—	—	—	—
- Interest	9,341	807	807	807	1,561	5,359
Total	52,738	16,171	3,869	1,248	12,878	18,572